Consolidated Statement of Changes in Total Equity - USD ($) $ in Thousands	Total	Common Stock	Common Stock and Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Loss	Non-controlling Interest
Beginning Balance at Dec. 31, 2015	$ 3,701,074		$ 775,018	$ 158,898	$ (14,891)	$ 2,782,049
Beginning Balance, Shares at Dec. 31, 2015		72,711,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	86,664			(123,182)		209,846
Reclassification of redeemable non-controlling interest in net income	(25,342)					(25,342)
Other comprehensive income	5,218				3,241	1,977
Dividends declared	(138,363)			(17,562)		(120,801)
Reinvested dividends	4		4
Reinvested dividends, Shares		1,000
Employee stock compensation and other (note 12)	$ 6,591		6,591
Employee stock compensation and other (note 12), Shares	0	102,000
Equity offerings (note 12)	$ 105,462		105,462
Equity offerings (note 12), Shares	13,336,000
Dilution gains on equity issuances of subsidiaries (note 5)	$ 9,732			9,732
Changes to non-controlling interest from equity contributions and other	338,253			(4,993)	1,047	342,199
Ending Balance at Dec. 31, 2016	4,089,293		887,075	22,893	(10,603)	3,189,928
Ending Balance, Shares at Dec. 31, 2016		86,150,000
Beginning balance at Dec. 31, 2015	255,671
Redeemable Non-controlling Interest
Reclassification of redeemable non-controlling interest in net income	25,342
Dividends declared	(27,058)
Changes to non-controlling interest from equity contributions and other	(4,853)
Ending balance at Dec. 31, 2016	249,102
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(529,072)			(163,276)		(365,796)
Reclassification of redeemable non-controlling interest in net income	(18,610)					(18,610)
Other comprehensive income	5,347				3,973	1,374
Dividends declared	(126,648)			(19,039)		(107,609)
Reinvested dividends	4		4
Reinvested dividends, Shares		1,000
Employee stock compensation and other (note 12)	$ 6,363		6,363
Employee stock compensation and other (note 12), Shares	3,000	112,000
Equity offerings (note 12)	$ 25,636		25,636
Equity offerings (note 12), Shares		2,864,000
Dilution gains on equity issuances of subsidiaries (note 5)	23,530			23,530
Impact of deconsolidation of Teekay Offshore (note 3)	(881,830)				643	(882,473)
Changes to non-controlling interest from equity contributions and other	285,643				(8)	285,651
Ending Balance at Dec. 31, 2017	$ 2,879,656		919,078	(135,892)	(5,995)	2,102,465
Ending Balance, Shares at Dec. 31, 2017	89,127,041	89,127,000
Redeemable Non-controlling Interest
Reclassification of redeemable non-controlling interest in net income	$ 18,610
Dividends declared	(13,699)
Impact of deconsolidation of Teekay Offshore (note 4)	(255,802)
Changes to non-controlling interest from equity contributions and other	1,789
Ending balance at Dec. 31, 2017	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(57,747)			(79,237)		21,490
Other comprehensive income	3,081				3,623	(542)
Dividends declared	(86,907)			(22,231)		(64,676)
Reinvested dividends	4		4
Reinvested dividends, Shares		1,000
Employee stock compensation and other (note 12)	$ 6,823		6,823
Employee stock compensation and other (note 12), Shares	2,000	180,000
Equity component of convertible notes (note 8)	$ 16,099		16,099
Equity offerings (note 12)	103,655		103,655
Equity offerings (note 12), Shares		11,127,000
Changes to non-controlling interest from equity contributions and other	2,293			409	99	2,801
Ending Balance at Dec. 31, 2018	$ 2,867,028		$ 1,045,659	$ (234,395)	$ (2,273)	$ 2,058,037
Ending Balance, Shares at Dec. 31, 2018	100,435,210	100,435,000
Ending balance at Dec. 31, 2018	$ 0